As filed with the Securities and Exchange Commission on July 24, 2023

Securities Act File No. 333-264909

Investment Company Act File No. 811-23802

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. 6	☒
Post-Effective Amendment No.	☐
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6
Post-Effective Amendment No.	☐

Destiny Tech100 Inc.

(Exact Name of Registrant as Specified in Charter)

1401 Lavaca Street, #144

Austin, TX 78701

(Address of Principal Executive Offices)

(415) 639-9966
(Registrant’s Telephone Number, including Area Code)

Sohail Prasad

c/o Destiny Tech100 Inc.

1401 Lavaca Street, #144

Austin, TX 78701

(Name and Address of Agent for Service)

WITH COPIES TO:

Steven B. Boehm, Esq.

Owen J. Pinkerton, Esq.

Eversheds Sutherland (US) LLP

700 Sixth Street, NW

Washington, DC 20001

Tel: (202) 383-0100

Fax: (202) 637-3593

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.  ☐

Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (the “Securities Act”), other than securities offered in connection with dividend or interest reinvestment plans.  ☐

Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.  ☐

Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.  ☐

Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c) of the Securities Act.

Check each box that appropriately characterizes the Registrant:

☑	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (the “Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934).

☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-264909 and 811-23802) (the “Registration Statement”) is to file an exhibit set forth in Item 25 to Part C of this Registration Statement and the expenses set forth in Item 27 to Part C of this Registration Statement. Accordingly, this Pre-Effective Amendment No. 6 consists only of a facing page, this explanatory note and Part C of the Registration Statement. The Preliminary Prospectus and Statement of Additional Information, in the form filed on June 29, 2023 with Pre-Effective Amendment No. 5 to the Registration Statement, is unmodified and incorporated by reference herein.

PART C

Other Information

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

(1)	Financial Statements

Part A:	None.
Part B:	Schedule of Investments as of March 31, 2023
Statement of Assets and Liabilities as of March 31, 2023
Statement of Operations for the three months ended March 31, 2023
Statements of Changes in Net Assets for the three months ended March 31, 2023 and the year ended December 31, 2022
Statement of Cash Flows for the three months ended March 31, 2023
Financial Highlights for the three months ended March 31, 2023 and the year ended December 31, 2022

Schedule of Investments as of December 31, 2022
Statement of Assets and Liabilities as of December 31, 2022
Statement of Operations for the year ended December 31, 2022
Statement of Changes in Net Assets for the year ended December 31, 2022 and for the period from January 25, 2021 (commencement of operations) through December 31, 2021
Statement of Cash Flows for the year ended December 31, 2022
Financial Highlights for the year ended December 31, 2022

(2)	Exhibits

(a)(1)	Articles of Incorporation(1)
(b)	Amended and Restated Bylaws(4)
(c)	Not Applicable
(d)	Not Applicable
(e)(1)	Dividend Reinvestment Plan(3)
(f)	Not Applicable
(g)	Form of Investment Advisory Agreement(1)
(i)	Not Applicable
(j)(1)	Custody Agreement(1)
(k)(1)	Fund Accounting Servicing Agreement(1)
(k)(2)	Fund Administration Servicing Agreement(1)
(k)(3)	License Agreement(2)
(k)(4)	Transfer Agency Servicing Agreement(1)
(l)	Opinion and Consent of Miles & Stockbridge, P.C.*
(m)	Not applicable
(n)(1)	Consent of Independent Registered Public Accounting Firm(4)
(o)	Not applicable
(p)	Not applicable
(q)	Not applicable
(r)	Code of Ethics of the Registrant(2)
(s)	Filing Fee Table(3)
(t)	Power of Attorney(1)

*	Filed herewith.

(1)	Incorporated by reference to the Registrant's Registration Statement on Form N-2 (File Nos. 333-264909 and 811-23802) filed on May 13, 2022.

(2)	Incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2 (File Nos. 333-264909 and 811-23802) filed on February 13, 2023.

(3)	Incorporated by reference to Pre-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-2 (File Nos. 333-264909 and 811-23802) filed on June 5, 2023.

(4)	Incorporated by reference to Pre-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-2 (File Nos. 333-264909 and 811-23802) filed on June 29, 2023.

Item 26. Marketing Arrangements

Not Applicable.

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Item 27. Other Expenses of Issuance and Distribution

	Amount
U.S. Securities and Exchange Commission registration fee		$837.14
FINRA Filing Fee	$	None
Exchange listing fees		$20,000
Printing expenses		$13,000
Legal fees and expenses		$550,000
Accounting fees and expenses		$324,000
Miscellaneous		$15,000
Total		$922,837.14

All of the expenses set forth above shall be borne by the Registrant.

Item 28. Persons Controlled by or Under Common Control

The information contained under the headings “The Company,” “Management,” “Related-Party Transactions and Certain Relationships” and “Control Persons and Principal Shareholders” in this Registration Statement is incorporated herein by reference.

Item 29. Number of Holders of Securities

The following table sets forth the approximate number of record holders of our common stock as of July 21, 2023.

Title of Class	Number of Record Holders
Common Stock	233

Item 30. Indemnification

Section 2-418 of the Maryland General Corporation Law allows for the indemnification of officers, directors and any corporate agents in terms sufficiently broad to indemnify these persons under certain circumstances for liabilities, including reimbursement for expenses, incurred arising under the Securities Act. Our certificate of incorporation and bylaws provide that we shall indemnify our directors and officers to the fullest extent authorized or permitted by law and this right to indemnification shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of his or her heirs, executors and personal and legal representatives; provided, however, that, except for proceedings to enforce rights to indemnification, we are not obligated to indemnify any director or officer (or his or her heirs, executors or personal or legal representatives) in connection with a proceeding (or part thereof) initiated by the person unless the proceeding (or part thereof) was authorized or consented to by the Board. The right to indemnification conferred includes the right to be paid by us the expenses incurred in defending or otherwise participating in any proceeding in advance of its final disposition.

So long as we are regulated under the 1940 Act, the above indemnification is limited by the 1940 Act or by any valid rule, regulation or order of the SEC thereunder. The 1940 Act provides, among other things, that a company may not indemnify any director or officer against liability to it or its security holders to which he or she might otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a determination is made by final decision of a court, by vote of a majority of a quorum of directors who are disinterested, non-party directors or by independent legal counsel that the liability for which indemnification is sought did not arise out of the foregoing conduct.

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The Adviser and its affiliates (each, an “Indemnitee”) are not liable to us for (i) mistakes of judgment or for action or inaction that such person reasonably believed to be in our best interests absent such Indemnitee’s gross negligence, knowing and willful misconduct, or fraud or (ii) losses or expenses due to mistakes of judgment, action or inaction, or the negligence, dishonesty or bad faith of any broker or other agent of the Company who is not an affiliate of such Indemnitee, provided that such person was selected, engaged or retained without gross negligence, willful misconduct, or fraud.

We will indemnify each Indemnitee against any liabilities relating to the offering of our common stock or our business, operation, administration or termination, if the Indemnitee acted in good faith and in a manner it believed to be in, or not opposed to, our interests and except to the extent arising out of the Indemnitee’s gross negligence, fraud or knowing and willful misconduct. We may pay the expenses incurred by the Indemnitee in defending an actual or threatened civil or criminal action in advance of the final disposition of such action, provided the Indemnitee agrees to repay those expenses if found by adjudication not to be entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by us of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by us is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor.

A description of any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in this Registration Statement in the sections entitled “The Company,” “Management” and “Management and Other Agreements.” Additional information regarding the Adviser and its officers is set forth in its Form ADV, filed with the SEC (SEC File No. 801-123048), and is incorporated herein by reference.

Item 32. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Destiny Tech100 Inc., 1401 Lavaca Street, #144, Austin, TX 78701;

(2)	the Transfer Agent, U.S. Bancorp Fund Services, LLC is 615 East Michigan Street, Milwaukee, WI 53202;

(3)	the Custodian, U.S. Bank, U.S. Bank Tower, 425 Walnut Street, Cincinnati, OH 45202; and

(4)	the Adviser, Destiny Advisors LLC, 1401 Lavaca Street, #144, Austin, TX 78701.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

(1)	We undertake to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10% from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

(2)	Not applicable.

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(3)	Not applicable.

(4)	We undertake that:

(a)	For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by us pursuant to Rule 424(b)(1) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b)	For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(5)	Not applicable.

(6)	Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

(7)	We undertake to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, and the State of Texas on July 24, 2023.

DESTINY TECH100 INC.

By:	/s/ Sohail Prasad
Name:	Sohail Prasad
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 24, 2023.

Name	Title

/s/ Sohail Prasad
Sohail Prasad	President, Chief Executive Officer and Chairman of the Board (Principal Executive Officer)

/s/ Peter Sattelmair
Peter Sattelmair	Chief Financial Officer (Principal Financial and Accounting Officer)

/s/ *
Travis Mason	Independent Director

/s/ *
Eric Patterson	Independent Director

*By:	/s/ Sohail Prasad

Attorney-in-fact, Power of Attorney Granted Pursuant to

the Registration Statement on Form N-2 filed on May 13, 2022

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